Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

    Direct Dial - (215) 564-8198

1933 Act Rule 497(e)

1933 Act File No. 333-111986

1940 Act File No. 811-21475

May 9, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RBC Funds Trust (the “Registrant”)
SEC File Nos. 333-111986 and 811-21475
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Prospectus dated December 20, 2013, relating to the RBC Emerging Markets Small Cap Equity Fund, series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on February 28, 2014 (Accession Number: 0000897101-14-000231).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Michael P. O’Hare

Michael P. O’Hare